Significant Accounting Policies - Schedule of Net Revenue Segregated By Geographic Regions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Total	$ 9,587,978	$ 6,962,241
PRC [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	8,099,186	6,026,009
Overseas [Member]
Schedule of Net Revenue Segregated By Geographic Regions [Line Items]
Revenue	$ 1,488,792	$ 936,232